Commitments and contingencies (Details) - Assets Pledged as Collateral - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Book value of jackup rigs pledged as collateral for long-term debt facilities	$ 2,396.2	$ 2,730.8